Other Payable	12 Months Ended
Dec. 31, 2013
Other Payable [Abstract]
OTHER PAYABLE
NOTE 8 – OTHER PAYABLE

Other payable consists of the following:

	December 31, 2013	December 31, 2012

Dividend Payable	$700,563	$615,330

Dividend payable was based on 5% annual rate of issued preferred shares.